FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)
Disclosure of financial liabilities [line items]
Current portion of other liability		$ 13,498	$ 13,498	$ 2,073
Other non-current liabilities		6,786	6,786	10,465
Current assets		86,882	86,882	77,370
Current liabilities		148,445	148,445	137,829
Cash and cash equivalents		27,787	27,787	21,764	$ 35,108
Proceeds from debt agreements			10,000	3,000
Shares issued, net			24,456	45,450
Debt		95,605	$ 95,605	104,823
Projected change in gold price, per ounce | $ / oz			100
Projected change in interest charges			$ 100
Foreign currency amount		$ 3,800	3,800	1,800
Projected change in revenue			24,700
Projected change in operating cash flows			23,500
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Proceeds from debt agreements			$ 0	65,000
Borrowings, interest rate		7.00%	7.00%
Debt		$ 42,515	$ 42,515	$ 47,617	$ 0
5% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate		5.00%	5.00%
Royal Gold loan
Disclosure of financial liabilities [line items]
Borrowings, interest rate		8.00%	8.00%			11.50%
Debt interest payments calculation multiple		0.625	0.625			0.625
Debt interest payments calculation dividing basis		10,000	10,000			10,000
Debt		$ 20,000	$ 20,000			$ 20,000
Ecobank Loan III
Disclosure of financial liabilities [line items]
Proceeds from debt agreements	$ 15,000	10,000
Debt		$ 10,000	$ 10,000
Maximum | Royal Gold loan
Disclosure of financial liabilities [line items]
Borrowings, interest rate		11.50%	11.50%
LIBOR | Floating interest rate | Ecobank Loan III
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		8.00%	8.00%